Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2012
U.S. government and agencies	$333,787	$83,260	$—	$417,047
Municipal	704,032	123,669	(9,040)	818,661
Corporate	3,482,420	423,330	(7,224)	3,898,526
Foreign government	303,649	92,986	(94)	396,541
RMBS	284,885	11,708	(915)	295,678
CMBS	195,605	11,871	(6,760)	200,716
ABS	98,415	4,652	(941)	102,126
Redeemable preferred stock	9,087	1,543	—	10,630

Total fixed income securities	$5,411,880	$753,019	$(24,974)	$6,139,925

December 31, 2011
U.S. government and agencies	$366,968	$93,127	$—	$460,095
Municipal	723,467	80,451	(14,162)	789,756
Corporate	3,495,248	346,055	(24,289)	3,817,014
Foreign government	283,135	93,806	—	376,941
RMBS	432,808	17,837	(4,899)	445,746
CMBS	257,768	5,218	(28,796)	234,190
ABS	119,967	3,475	(3,311)	120,131
Redeemable preferred stock	9,144	467	—	9,611

Total fixed income securities	$5,688,505	$640,436	$(75,457)	$6,253,484

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$305,849	$326,000	$341,612
Mortgage loans	32,882	30,726	30,374
Equity securities	3,589	2,818	2,626
Limited partnership interests(1)	13,316	3,157	—
Short-term investments	355	525	681
Policy loans	2,600	2,628	2,626
Other	220	679	1,145

Investment income, before expense	358,811	366,533	379,064
Investment expense	(12,616)	(10,264)	(10,369)

Net investment income	$346,195	$356,269	$368,695

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$2,545	$10,600	$(19,445)
Mortgage loans	1,452	(1,119)	(2,534)
Equity securities	—	9,575	19,009
Limited partnership interests(1)	(221)	8,752	(146)
Derivatives	13,967	15,096	(42,733)
Short-term investments	—	3	—

Realized capital gains and losses	$17,743	$42,907	$(45,849)

(1)	Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Impairment write-downs	$(5,144)	$(18,129)	$(31,370)
Change in intent write-downs	(310)	(1,449)	(11,226)

Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales	9,230	38,631	39,937
Valuation of derivative instruments	13,966	16,552	(37,932)
Settlements of derivative instruments	1	(1,456)	(5,112)
EMA limited partnership income	—	8,758	(146)

Realized capital gains and losses	$17,743	$42,907	$(45,849)

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2012			2011			2010
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$—	$—	$—	$(406)	$—	$(406)	$(8,328)	$—	$(8,328)
Corporate	(2,301)	(476)	(2,777)	(5,259)	1,567	(3,692)	(7,500)	141	(7,359)
RMBS	(531)	(360)	(891)	(2,210)	91	(2,119)	(3,146)	(1,882)	(5,028)
CMBS	—	(2,423)	(2,423)	(12,287)	568	(11,719)	(23,179)	4,220	(18,959)

Total fixed income securities	(2,832)	(3,259)	(6,091)	(20,162)	2,226	(17,936)	(42,153)	2,479	(39,674)
Mortgage loans	637	—	637	(1,642)	—	(1,642)	(2,922)	—	(2,922)

Other-than-temporary impairment losses	$(2,195)	$(3,259)	$(5.454)	$(21,804)	$2,226	$(19,578)	$(45,075)	$2,479	$(42,596)

Schedule of Other-Than-Temporary Impairment Losses on Fixed Income Securities Included in Accumulated other Comprehensive Income

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $268 thousand and $4.4 million as of December 31, 2012 and 2011, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2012	December 31, 2011
Corporate	$—	$(1,567)
RMBS	(58)	(7,522)
CMBS	—	(2,550)

Total	$(58)	$(11,639)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$(11,503)	$(24,172)	$(25,493)
Additional credit loss for securities previously other-than-temporarily impaired	(4,796)	(4,387)	(2,050)
Additional credit loss for securities not previously other-than-temporarily impaired	(985)	(12,100)	(26,398)
Reduction in credit loss for securities disposed or collected	15,599	28,304	28,071
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	7	1,698
Change in credit loss due to accretion of increase in cash flows	—	845	—

Ending balance	$(1,685)	$(11,503)	$(24,172)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2012
Fixed income securities	$6,139,925	$753,019	$(24,974)	$728,045
Equity securities	164,971	31,555	(317)	31,238
Short-term investments	61,948	1	—	1
EMA limited partnerships (1)				127

Unrealized net capital gains and losses, pre-tax				759,411

Amounts recognized for:
Insurance reserves (2)				(360,887)
DAC and DSI (3)				(24,206)

Amounts recognized				(385,093)
Deferred income taxes				(131,011)

Unrealized net capital gains and losses, after-tax				$243,307

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

December 31, 2011	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
Fixed income securities	$6,253,484	$640,436	$(75,457)	$564,979
Equity securities	104,178	20,377	—	20,377
Short-term investments	148,829	2	(5)	(3)
EMA limited partnerships				30

Unrealized net capital gains and losses, pre-tax				585,383

Amounts recognized for:
Insurance reserves				(270,829)
DAC and DSI				(15,044)

Amounts recognized				(285,873)
Deferred income taxes				(104,829)

Unrealized net capital gains and losses, after-tax				$194,681

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Fixed income securities	$163,066	$265,163	$299,286
Equity securities	10,861	(4,834)	2,068
Short-term investments	4	(3)	3
Derivative instruments	—	—	(309)
EMA limited partnerships	97	30	—

Total	174,028	260,356	301,048

Amounts recognized for:
Insurance reserves	(90,058)	(167,226)	(73,544)
DAC and DSI	(9,162)	(10,811)	(48,400)

Amounts recognized	(99,220)	(178,037)	(121,944)
Deferred income taxes	(26,182)	(28,812)	(62,686)

Increase in unrealized net capital gains and losses	$48,626	$53,507	$116,418

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
December 31, 2012	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
Fixed income securities
Municipal	—	$—	$—	6	$45,374	$(9,040)	$(9,040)
Corporate	27	116,512	(2,068)	13	54,442	(5,156)	(7,224)
Foreign government	1	9,854	(94)	—	—	—	(94)
RMBS	2	33	—	4	19,497	(915)	(915)
CMBS	1	1,995	(6)	5	21,115	(6,754)	(6,760)
ABS	—	—	—	2	12,838	(941)	(941)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)
Equity securities	2	24,954	(317)	—	—	—	(317)

Total fixed income and equity securities	33	$153,348	$(2,485)	30	$153,266	$(22,806)	$(25,291)

Investment grade fixed income securities	23	$107,042	$(1,359)	17	$99,235	$(11,525)	$(12,884)
Below investment grade fixed income securities	8	21,352	(809)	13	54,031	(11,281)	(12,090)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)

December 31, 2011
Fixed income securities
Municipal	1	$4,750	$(688)	14	$76,961	$(13,474)	$(14,162)
Corporate	59	211,256	(7,927)	17	85,680	(16,362)	(24,289)
Foreign government	—	—	—	—	—	—	—
RMBS	2	7,245	(93)	13	34,973	(4,806)	(4,899)
CMBS	8	66,380	(8,005)	8	57,789	(20,791)	(28,796)
ABS	3	20,284	(123)	2	10,577	(3,188)	(3,311)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)
Equity securities	—	—	—	—	—	—	—

Total fixed income and equity securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Investment grade fixed income securities	47	$283,775	$(15,369)	31	$181,867	$(36,656)	$(52,025)
Below investment grade fixed income securities	26	26,140	(1,467)	23	84,113	(21,965)	(23,432)

Total fixed income securities	73	$309,915	$(16,836)	54	$265,980	$(58,621)	$(75,457)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2012	2011
California	24.3%	22.3%
Illinois	11.5	13.5
Texas	8.9	11.2
New Jersey	7.4	7.0
Arizona	5.7	6.4
Ohio	5.6	1.7
Florida	5.3	4.9

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2012	2011
Warehouse	28.3%	29.2%
Office buildings	22.6	25.7
Apartment complex	21.4	16.9
Retail	19.9	21.6
Other	7.8	6.6

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2012 or 2011.

($ in thousands)

Debt service coverage ratio distribution	2012	2011
Below 1.0	$27,383	$32,308
1.0 - 1.25	99,713	96,741
1.26 - 1.50	150,877	186,429
Above 1.50	292,392	246,451

Total non-impaired mortgage loans	$570,365	$561,929

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2012	2011	2010
Beginning balance	$637	$1,670	$4,250
Net (decrease) increase in valuation allowance	(637)	1,642	2,922
Charge offs	—	(2,675)	(5,502)

Ending balance	$—	$637	$1,670

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2012	2011
California	21.3%	20.8%
Texas	12.0	11.6
Illinois	6.0	5.8

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$229,278	$234,149
Due after one year through five years	1,234,441	1,367,249
Due after five years through ten years	1,843,502	2,112,913
Due after ten years	1,525,754	1,827,094

	4,832,975	5,541,405
RMBS, CMBS and ABS	578,905	598,520

Total	$5,411,880	$6,139,925

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2012 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2013	6	$32,943	5.8%
2014	9	42,595	7.4
2015	21	119,598	21.0
2016	13	71,390	12.5
Thereafter	53	303,839	53.3

Total	102	$570,365	100.0%